UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/09

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2009

MUTUAL FUNDS

Van Kampen

Pennsylvania

Tax Free Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Pennsylvania Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2009.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 3/31/09

	A Shares since 5/1/87		B Shares since 5/3/93		C Shares since 8/13/93
Average Annual Total Returns	w/o sales charges	w/ max 4.75% sales charges	w/o sales charges	w/ max 4.00% sales charges	w/o sales charges	w/ max 1.00% sales charges
Since Inception	5.61%	5.38%	3.29%	3.29%	2.74%	2.74%
10-year	2.33	1.83	1.70	1.70	1.59	1.59
5-year	0.31	–0.66	–0.38	–0.63	–0.43	–0.43
1-year	–5.35	–9.85	–5.80	–9.39	–6.06	–6.96
6-Month	–0.93	–5.66	–1.26	–5.11	–1.30	–2.27
30-day SEC Yield	4.47%		4.52%		3.95%
Gross Expense Ratio	1.32%		2.07%		2.07%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the Fund's fiscal year end.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Lehman Brother's Municipal Bond Index, which has been shown in the Fund's previous shareholder reports and prospectuses, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Lehman Brother's Pennsylvania Municipal Bond Index, which has been shown in the Fund's previous shareholder reports and prospectuses, changed its name to Barclays Capital Pennsylvania Municipal Bond Index as of November 3, 2008. The Barclays Capital Pennsylvania Municipal Bond Index tracks the performance of Pennsylvania issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively, and with maturities of 2 years or greater. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended March 31, 2009

Market Conditions

The six months under review can be divided into two distinct periods in terms of municipal market performance. The first of these, the last quarter of 2008, marked one of the worst periods in the history of the municipal bond market as well as the broad financial markets. Extreme risk aversion emerged as investors became skittish following the government takeovers, forced mergers or failures of several venerable financial institutions that began in September. Massive deleveraging and forced selling ensued and tax-exempt bond funds experienced significant outflows as investors fled to the relative safety of Treasury securities and money market funds. These factors pushed municipal bond prices to their cheapest levels in history relative to Treasury bonds.

Not surprisingly in this risk-averse environment, the lower-rated segment of the market underperformed, with high-yield municipal bonds (those rated below triple-B or non-rated issues) returning -21.25 percent for the fourth quarter (as measured by the Barclays Capital High Yield Municipal Bond Index) while triple-B rated issues returned -14.68 percent and triple-A rates issues returned 3.44 percent (as measured by the Barclays Capital Municipal Bond Index).

The first quarter of 2009 was markedly better for municipal bond investors. Credit concerns eased, deleveraging slowed considerably, and investors began to re-enter the market, driving municipal bond prices higher. Yields declined by as much as 80 basis points on the front end of the municipal yield curve during the quarter, while yields on long-maturity issues fell roughly 25 basis points. The rally was accompanied by a narrowing of credit spreads, which helped the high-yield segment of the market to outperform. For the quarter, high-yield municipals returned 7.65 percent, triple-B rated issues returned 7.22 percent and triple-A rated issues returned 3.52 percent.

Although the high-yield segment rebounded nicely in the first three months of 2009, the gains were not enough to offset the losses in the last quarter of 2008. As a result, higher-quality issues outperformed for the overall six-month reporting period. With regard to sectors, performance was largely dependent on credit quality, with the lower-quality industrial development revenue/pollution control revenue (i.e. corporate-backed) and tobacco sectors turning in the worst performance while water and sewer and housing bonds posted the highest returns.

The credit crunch squeezed municipal bond issuance, which declined by nine percent in 2008. As the credit quality of municipal bond issuers crumbled during the year, insured bond volume fell to 18 percent of total issuance, a dramatic decline from the 55 percent average over the past few years. This large increase in uninsured bonds has disrupted many historical measures of value in the municipal bond market. In the first quarter of 2009, issuance rose and was easily placed due to robust retail demand. In a significant reversal from the last quarter of 2008, municipal bond funds saw approximately $11 billion in net inflows as investors recognized the historical cheapness of the municipal sector.

The state of Pennsylvania has a record of good financial management and budgetary balances over the years with a well-controlled debt position. However, with the slowdown in the economy, the state faces challenges due to its below average employment and income and its continuing loss of manufacturing jobs. We will continue to monitor its economic health and look for opportunities in more stable sectors within the state.

Performance Analysis

All share classes of Van Kampen Pennsylvania Tax Free Income Fund underperformed the Barclays Capital Pennsylvania Municipal Bond Index (the "Index") and the Barclays Capital Municipal Bond Index for the six months ended March 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2009

Class A	Class B	Class C	Barclays Capital Pennsylvania Municipal Bond Index	Barclays Capital Municipal Bond Index
-0.93%	-1.26%	-1.30%	6.53%	5.00%

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractors from the Fund's performance during the six-month reporting period included holdings in triple-B and non-rated municipal bonds. The Fund maintained an overweight allocation in these issues relative to the Index (which does not include non-rated securities), which hindered performance as the lower-quality segment of the market underperformed the higher-quality segment for the overall reporting period. With regard to sectors, the Fund's overweights relative to the Index in the health care and life care sectors also detracted from returns. Additionally, two low-quality, low-coupon holdings in the revenue sector hindered returns during the period.

Other positions, however, were additive to relative performance. In particular, an overweight in single- and multi-family housing bonds helped enhance returns as these issues rallied in the first months of 2009. The Fund maintained an overweight in high-quality toll road bonds that performed well, significantly outpacing lower-quality issues during the period. Lastly, strong security selection in higher-quality, higher education bonds also served the Fund well during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Ratings Allocation as of 3/31/09 (Unaudited)
AAA/Aaa	19.6%
AA/Aa	29.6
A/A	14.4
BBB/Baa	15.9
BB/Ba	4.7
B/B	0.7
Non-rated	15.1
Top Five Sectors as of 3/31/09 (Unaudited)
Higher Education	19.7%
Hospital	17.3
Public Buildings	8.3
Life Care	7.4
Public Education	7.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations are a percentage of total investments. The sectors are a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/08– 3/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/08	3/31/09	10/1/08-3/31/09
Class A
Actual	$1,000.00	$990.72	$5.91
Hypothetical	1,000.00	1,019.00	5.99
(5% annual return before expenses)
Class B
Actual	1,000.00	987.41	9.07
Hypothetical	1,000.00	1,015.81	9.20
(5% annual return before expenses)
Class C
Actual	1,000.00	986.99	9.61
Hypothetical	1,000.00	1,015.26	9.75
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.19%, 1.83% and 1.94% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/08	3/31/09	10/1/08-3/31/09
Class A
Actual	$1,000.00	$990.72	$5.56
Hypothetical	1,000.00	1,019.35	5.64
(5% annual return before expenses)
Class B
Actual	1,000.00	987.41	8.72
Hypothetical	1,000.00	1,016.16	8.85
(5% annual return before expenses)
Class C
Actual	1,000.00	986.99	9.26
Hypothetical	1,000.00	1,015.61	9.40
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.12%, 1.76% and 1.87% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value
	Municipal Bonds 104.1%
	Pennsylvania 102.0%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (NATL Insd) (AMT)	5.625%	01/01/10	$1,278,635
3,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ	5.125	03/01/32	3,008,310
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,696,467
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	718,300
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.375	11/15/40	542,780
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	2,214,520
1,600	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	1,182,096
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	749,070
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	757,160
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/15	1,037,340
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/16	1,033,180
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/17	1,028,920
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	894,699
995	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	917,987
1,165	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,059,300
1,000	Allegheny Cnty, PA, Ser C-61 (AGL Insd)	5.000	12/01/33	992,920
1,500	Allegheny Valley, PA Sch Dist, Ser A (NATL Insd)	5.000	11/01/28	1,457,970
1,390	Beaver Cnty, PA (FSA Insd)	5.550	11/15/31	1,430,185
500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	342,895
1,895	Berks Cnty, PA Muni Auth College Albright College Proj	5.500	10/01/18	1,528,943

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$1,000	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac, Ser A	5.900%	01/01/27	$681,940
1,500	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac, Ser A	6.125	01/01/25	1,082,190
2,000	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	1,218,040
1,500	Canon McMillan Sch Dist PA, Ser B (NATL Insd)	5.500	12/01/29	1,500,825
1,000	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	1,002,080
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	437,870
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	662,220
1,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	659,380
1,250	Cumberland Cnty, PA Muni Auth Rev Dickinson College, Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,341,437
1,000	Cumberland Cnty, PA Muni Auth Rev Messiah Vlg Proj, Ser A	5.625	07/01/28	746,850
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	813,156
220	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd)	5.750	07/01/23	198,268
500	Delaware Cnty, PA Auth College Rev Neumann College	6.250	10/01/38	431,140
1,500	Delaware Cnty, PA Auth College Rev Neumann College Rfdg	6.000	10/01/31	1,282,440
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/38	2,405,250
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000	11/01/36	1,374,790
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	1,357,791
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,181,175
3,535	Delaware Vly, PA Regl Fin Auth Govt Rev (a)	5.750	07/01/17	3,683,028

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$500	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College	5.500%	03/15/38	$387,015
1,000	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College Proj Rfdg, Ser B	5.000	03/15/23	818,600
1,415	Greensburg Salem, PA Sch Dist Rfdg (NATL Insd)	5.375	09/15/17	1,547,430
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	999,920
1,580	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd)	5.750	05/01/14	1,530,941
285	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd) (Prerefunded @ 11/01/09)	5.750	05/01/14	293,302
510	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj, Ser A	6.500	07/01/40	398,137
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	796,130
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement, Ser A	5.300	12/15/26	650,270
900	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group, Ser A	5.625	11/01/34	798,804
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,275,376
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg (b)	6.000	11/01/23	962,702
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	734,556
1,095	Mercer Cnty, PA (NATL Insd)	5.500	10/01/17	1,182,622
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,648,725
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	1,923,100
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14) (b)	6.000	01/01/43	1,176,140
2,600	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	1,973,400
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj, Ser FF1 (CIFG Insd)	5.000	05/01/28	1,777,229
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	330,915

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125%	02/01/28	$713,669
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	605,500
2,500	Montour, PA Sch Dist (FSA Insd)	5.000	04/01/37	2,451,975
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,624,640
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev St Lukes Hosp Proj, Ser A	5.500	08/15/35	802,830
1,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	1,040,080
475	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser A (AMT)	6.750	12/01/36	403,831
1,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,062,712
500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	425,085
900	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	715,680
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250	10/01/23	990,000
1,250	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 94-A (AMT)	5.100	10/01/31	1,139,062
2,895	Pennsylvania Hsg Fin Agy Single Family Mtg, Ser 74-B (AMT)	5.250	04/01/32	2,663,197
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,235,870
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	1,589,320
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,289,559
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	650,715
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.500	01/01/19	366,481
4,700	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000	07/15/38	4,635,728
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (a)	6.000	01/15/31	3,029,145
1,850	Pennsylvania St Tpk Commn Tpk Rev, Ser A1 (AGL Insd)	5.000	06/01/38	1,841,434

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$1,000	Pennsylvania St Tpk Commn Tpk Rev Subser B-1	5.500%	06/01/33	$1,014,290
1,000	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/25	881,110
2,505	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,131,905
2,750	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	2,015,970
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	709,260
1,100	Philadelphia, PA Auth For Indl Dev Rev, Ser A	5.500	09/15/37	715,385
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	3,557,775
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	3,452,842
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,844,676
1,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	1,590,165
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev, Ser B (Prerefunded @ 11/15/14)	5.375	11/15/34	2,600,415
2,000	Sto-Rox Sch Dist PA (NATL Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,163,940
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/19	2,437,250
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	1,903,242
1,200	Upper Saint Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,314,396
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger, Ser A (c)	5.450	07/01/35	861,585
2,150	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	2,150,237
350	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	394,909
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	1,642,708
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	1,721,225
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.875	01/01/32	572,283
				138,088,942

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Guam 0.6%
$1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000%	07/01/25	$816,990
	Puerto Rico 0.7%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	933,110
	Virgin Islands 0.8%
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev, Ser A	5.000	07/01/25	1,064,876

Total Long-Term Investments 104.1% (Cost $156,100,489)		140,903,918
Total Short-Term Investments 1.2% (Cost $1,600,000)		1,600,000
Total Investments 105.3% (Cost $157,700,489)		142,503,918
Liability for Floating Rate Note Obligations Related to Securities Held (5.9%) (Cost ($8,045,000))
(8,045)	Notes with interest rate of 0.45% at March 31, 2009 and contractual maturities of collateral ranging from 2017 to 2038 (See Note 1) (d)	(8,045,000)
Total Net Investments 99.4% (Cost $149,655,489)		134,458,918
Other Assets in Excess of Liabilities 0.6%		867,268
Net Assets 100.0%		$135,326,186

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

*  Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(b)  Security has been deemed illiquid.

(c)  Variable Rate Coupon.

(d)  Floating Rate Notes. The interest rate shown reflects the rates in effect at March 31, 2009.

ACA—American Capital Access

AGL—Assured Guaranty Ltd.

AMBAC—AMBAC Indemnity Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

CIFG—CDC IXIS Financial Guaranty

FSA—Financial Security Assurance Inc.

GNMA—Government National Mortgage Association

NATL—National Public Finance Guarantee Corp.

Radian—Radian Asset Assurance

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets:
Total Investments (Cost $157,700,489)	$142,503,918
Receivables:
Interest	2,312,388
Fund Shares Sold	54,121
Investments Sold	40,000
Other	102,812
Total Assets	145,013,239
Liabilities:
Payables:
Floating Rate Note Obligations	8,045,000
Custodian Bank	864,935
Fund Shares Repurchased	243,808
Income Distributions	135,296
Investment Advisory Fee	68,683
Distributor and Affiliates	40,430
Trustees' Deferred Compensation and Retirement Plans	189,570
Accrued Expenses	99,331
Total Liabilities	9,687,053
Net Assets	$135,326,186
Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$156,974,630
Accumulated Undistributed Net Investment Income	325,854
Accumulated Net Realized Loss	(6,777,727)
Net Unrealized Depreciation	(15,196,571)
Net Assets	$135,326,186
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $125,062,872 and 8,785,166 shares of beneficial interest issued and outstanding)	$14.24
Maximum sales charge (4.75%* of offering price)	0.71
Maximum offering price to public	$14.95
Class B Shares: Net asset value and offering price per share (Based on net assets of $5,490,151 and 387,399 shares of beneficial interest issued and outstanding)	$14.17
Class C Shares: Net asset value and offering price per share (Based on net assets of $4,773,163 and 334,782 shares of beneficial interest issued and outstanding)	$14.26

*  On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended March 31, 2009 (Unaudited)

Investment Income:
Interest	$4,320,228
Expenses:
Investment Advisory Fee	404,008
Distribution (12b-1) and Service Fees
Class A	155,329
Class B	25,622
Class C	22,027
Transfer Agent Fees	48,301
Interest and Residual Trust Expenses	44,711
Professional Fees	43,341
Accounting and Administrative Expenses	33,697
Reports to Shareholders	25,355
Trustees' Fees and Related Expenses	13,422
Custody	8,315
Registration Fees	2,829
Other	8,179
Total Expenses	835,136
Less Credits Earned on Cash Balances	4,638
Net Expenses	830,498
Net Investment Income	$3,489,730
Realized and Unrealized Gain/Loss:
Net Realized Loss	$(668,136)
Unrealized Appreciation/Depreciation:
Beginning of the Period	(10,580,062)
End of the Period:
Investments	(15,196,571)
Net Unrealized Depreciation During the Period	(4,616,509)
Net Realized and Unrealized Loss	$(5,284,645)
Net Decrease in Net Assets From Operations	$(1,794,915)

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended March 31, 2009	For The Year Ended September 30, 2008
From Investment Activities:
Operations:
Net Investment Income	$3,489,730	$7,183,844
Net Realized Loss	(668,136)	(6,164,946)
Net Unrealized Depreciation During the Period	(4,616,509)	(14,375,306)
Change in Net Assets from Operations	(1,794,915)	(13,356,408)
Distributions from Net Investment Income:
Class A Shares	(3,315,631)	(6,857,677)
Class B Shares	(146,478)	(296,282)
Class C Shares	(100,402)	(175,088)
	(3,562,511)	(7,329,047)
Distributions from Net Realized Gain:
Class A Shares	-0-	(365,399)
Class B Shares	-0-	(17,631)
Class C Shares	-0-	(10,755)
	-0-	(393,785)
Total Distributions	(3,562,511)	(7,722,832)
Net Change in Net Assets from Investment Activities	(5,357,426)	(21,079,240)
From Capital Transactions:
Proceeds from Shares Sold	5,250,660	10,966,021
Net Asset Value of Shares Issued Through Dividend Reinvestment	2,736,999	5,810,015
Cost of Shares Repurchased	(15,446,049)	(21,806,266)
Net Change in Net Assets from Capital Transactions	(7,458,390)	(5,030,230)
Total Decrease in Net Assets	(12,815,816)	(26,109,470)
Net Assets:
Beginning of the Period	148,142,002	174,251,472
End of the Period (Including accumulated undistributed net investment income of $325,854 and $398,635, respectively)	$135,326,186	$148,142,002

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended March 31,	Year Ended September 30,
	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$14.76	$16.84	$17.43	$17.44	$17.41	$17.41
Net Investment Income	0.36 (a)	0.72 (a)	0.70 (a)	0.69 (a)	0.70	0.72
Net Realized and Unrealized Gain/Loss	(0.51)	(2.03)	(0.53)	0.04	0.04	(0.03)
Total from Investment Operations	(0.15)	(1.31)	0.17	0.73	0.74	0.69
Less:
Distributions from Net Investment Income	0.37	0.73	0.68	0.68	0.71	0.69
Distributions from Net Realized Gain	–0–	0.04	0.08	0.06	–0–	–0–
Total Distributions	0.37	0.77	0.76	0.74	0.71	0.69
Net Asset Value, End of the Period	$14.24	$14.76	$16.84	$17.43	$17.44	$17.41
Total Return (b)	–0.93%*	–8.02%	0.95%	4.39%	4.30%	4.04%
Net Assets at End of the Period (In millions)	$125.1	$137.4	$160.5	$170.1	$176.3	$177.7
Ratio of Expenses to Average Net Assets	1.19%	1.32%	1.44%	1.06%	1.09%	1.04%
Ratio of Net Investment Income to Average Net Assets	5.24%	4.43%	4.08%	4.02%	3.98%	4.15%
Portfolio Turnover	5%*	25%	25%	28%	24%	16%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.12%	1.06%	1.08%	1.06%	1.09%	1.04%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended March 31,		Year Ended September 30,
	2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of the Period	$14.72		$16.78		$17.38	$17.38	$17.36	$17.37
Net Investment Income	0.32	(a)	0.63	(a)	0.57 (a)	0.57 (a)	0.55	0.58
Net Realized and Unrealized Gain/Loss	(0.52)		(2.01)		(0.54)	0.05	0.05	(0.03)
Total from Investment Operations	(0.20)		(1.38)		0.03	0.62	0.60	0.55
Less:
Distributions from Net Investment Income	0.35		0.64		0.55	0.56	0.58	0.56
Distributions from Net Realized Gain	–0–		0.04		0.08	0.06	–0–	–0–
Total Distributions	0.35		0.68		0.63	0.62	0.58	0.56
Net Asset Value, End of the Period	$14.17		$14.72		$16.78	$17.38	$17.38	$17.36
Total Return (b)	–1.26	%*(c)	–8.46	%(c)	0.20%	3.63%	3.50%	3.21%
Net Assets at End of the Period (In millions)	$5.5		$6.2		$8.9	$12.2	$15.8	$20.1
Ratio of Expenses to Average Net Assets	1.83	%(c)	1.81	%(c)	2.19%	1.81%	1.83%	1.78%
Ratio of Net Investment Income to Average Net Assets	4.59	%(c)	3.94	%(c)	3.32%	3.26%	3.23%	3.38%
Portfolio Turnover	5	%*	25%		25%	28%	24%	16%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.76	%(c)	1.55	%(c)	1.83%	1.81%	1.83%	1.78%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended March 31,	Year Ended September 30,
	2009	2008	2007	2006		2005		2004
Net Asset Value, Beginning of the Period	$14.78	$16.86	$17.45	$17.45		$17.41		$17.42
Net Investment Income	0.31 (a)	0.59 (a)	0.58 (a)	0.57	(a)	0.58		0.59
Net Realized and Unrealized Gain/Loss	(0.51)	(2.02)	(0.54)	0.05		0.04		(0.04)
Total from Investment Operations	(0.20)	(1.43)	0.04	0.62		0.62		0.55
Less:
Distributions from Net Investment Income	0.32	0.61	0.55	0.56		0.58		0.56
Distributions from Net Realized Gain	–0–	0.04	0.08	0.06		–0–		–0–
Total Distributions	0.32	0.65	0.63	0.62		0.58		0.56
Net Asset Value, End of the Period	$14.26	$14.78	$16.86	$17.45		$17.45		$17.41
Total Return (b)	–1.30%*	–8.71%	0.19%	3.68	%(c)	3.60	%(c)	3.20%
Net Assets at End of the Period (In millions)	$4.8	$4.5	$4.8	$5.2		$5.2		$5.9
Ratio of Expenses to Average Net Assets	1.94%	2.07%	2.19%	1.80	%(c)	1.75	%(c)	1.78%
Ratio of Net Investment Income to Average Net Assets	4.49%	3.68%	3.33%	3.27	%(c)	3.31	%(c)	3.39%
Portfolio Turnover	5%*	25%	25%	28%		24%		16%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.87%	1.81%	1.83%	1.80	%(c)	1.75	%(c)	1.78%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Pennsylvania Tax Free Income Fund (the "Fund") is organized as a Pennsylvania trust and is a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on May 1, 1987. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2009, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	142,503,918
Level 3—Significant Unobservable Inputs	-0-
Total	$142,503,918

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2009, the Fund had no when-issued or delayed delivery purchase commitments.

C.  Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

various states. Generally, each of the tax years in the four year period ended September 30, 2008, remains subject to examination by taxing authorities.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2008, the Fund had an accumulated capital loss carry forward for tax purposes of $113,623 which will expire on September 30, 2016.

At March 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$149,579,670
Gross tax unrealized appreciation	$3,876,531
Gross tax unrealized depreciation	(18,997,386)
Net tax unrealized depreciation on investments	$(15,120,855)

E.  Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$2,084
Tax-exempt income	7,345,532
Long-term capital gain	393,785
$7,741,401

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,235
Undistributed tax-exempt income	683,224

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F.  Credits Earned on Cash Balances During the six months ended March 31, 2009, the Fund's custody fee was reduced by $4,638 as a result of credits earned on cash balances.

G.  Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2009, Fund investments with a value of $11,347,901 are held by the dealer trusts and serve as collateral for the $8,045,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended March 31, 2009 were $8,100,691 and 1.11%, respectively.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.60%
Over $500 million	.50%

For the six months ended March 31, 2009, the Fund recognized expenses of approximately $2,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2009, the Fund recognized expenses of approximately $22,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2009, the Fund recognized expenses of approximately $24,500 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $83,600 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

For the six months ended March 31, 2009, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $10,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $7,000 . Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended March 31, 2009 and the year ended September 30, 2008, transactions were as follows:

	For The Six Months Ended March 31, 2009		For The Year Ended September 30, 2008
	Shares	Value	Shares	Value
Sales:
Class A	258,218	$3,616,859	546,523	$8,860,692
Class B	50,016	700,770	36,941	592,429
Class C	66,961	933,031	94,165	1,512,900
Total Sales	375,195	$5,250,660	677,629	$10,966,021
Dividend Reinvestment:
Class A	182,799	$2,547,887	342,240	$5,443,803
Class B	8,522	118,235	15,050	238,564
Class C	5,076	70,877	8,027	127,648
Total Dividend Reinvestment	196,397	$2,736,999	365,317	$5,810,015

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

	For The Six Months Ended March 31, 2009		For The Year Ended September 30, 2008
	Shares	Value	Shares	Value
Repurchases:
Class A	(969,431)	$(13,576,005)	(1,108,342)	$(17,875,079)
Class B	(89,672)	(1,256,058)	(164,835)	(2,650,866)
Class C	(44,866)	(613,986)	(78,837)	(1,280,321)
Total Repurchases	(1,103,969)	$(15,446,049)	(1,352,014)	$(21,806,266)

4. Redemption Fee

Until November 3, 2008, the Fund assessed a 2% redemption fee on the proceeds of Fund shares that were redeemed (either by sale or exchange) within seven days of purchase. The redemption fee was paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended March 31, 2009, the Fund did not receive any redemption fees. Effective November 3, 2008, the redemption fee is no longer applied.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $7,718,065 and $12,561,266, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are the specific types of derivative financial instruments used by the Fund.

A.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

the variation margin reflected on the Statement of Assets and Liabilities. There were no transactions in futures contracts during the six months ended March 31, 2009.

B.  Inverse Floating Rate Securities The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $3,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Accounting Pronouncements

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2009 (Unaudited) continued

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen Pennsylvania Tax Free Income Fund

Board of Trustees, Officers and Important Addresses

Board of Trustees

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Edward C. Wood III
President and Principal Executive Officer

Kevin Klingert
Vice President

Stefanie V. Chang Yu
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Your Notes

Your Notes

Van Kampen Pennsylvania Tax Free Income Fund

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Pennsylvania Tax Free Income Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Pennsylvania Tax Free Income Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Please note that, even if you direct us not to share eligibility information with affiliated companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Pennsylvania Tax Free Income Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•  Calling us at (800) 847-2424
Monday–Friday between 8a.m. and 8p.m. (ET)

•  Writing to us at the following address:
Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

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Van Kampen Pennsylvania Tax Free Income Fund

An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

  Van Kampen Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, NY 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

58, 358, 558
PATF SAN 5/09
IU09-02190P-Y03/09

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics — Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009